Off balance sheet commitments - Summary of Undrawn Credit Facilities (Details) - EUR (€) € in Millions	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,000	€ 8,000	€ 8,000	€ 8,000
Not later than one year [member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	0
Later than one year and not later than three years [member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	4,000
Later than three years and not later than five years [member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	4,000
Later than five years [member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 0